LOANS PAYABLE (Detail Textuals)		1 Months Ended		12 Months Ended
	Apr. 02, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Individual shares	Dec. 31, 2014 USD ($) Individual	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Repayment of notes - related party				$ (24,000)
Number of shares issued under exchange agreement | shares			5,250,000	5,250,000
Investor
Debt Instrument [Line Items]
Beneficial conversion feature recorded to interest expense			$ 5,250
Chief executive officer
Debt Instrument [Line Items]
Number of individuals | Individual				2
Number of shares issued under exchange agreement | shares				9,350,000
Loans Payable
Debt Instrument [Line Items]
Proceeds from issuance of private placement	$ 200,000
Loan paid	36,000
Repayment of notes - related party	$ 24,000
Loans Payable | Cala Energy Corp
Debt Instrument [Line Items]
Loan borrowed					$ 12,000
Number of individuals | Individual					3
Interest rate of senior promissory note					10.00%
Aggregate principal amount					$ 36,000
Proceeds from issuance of private placement		$ 200,000
Loans Payable | LFC
Debt Instrument [Line Items]
Loan borrowed						$ 5,250
Interest rate of senior promissory note						5.00%